TAXATION - Composition of income tax expense (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Taxes [Line Items]
Deferred taxation	¥ (178,951,592)	$ (28,081,409)	¥ (18,406,747)	¥ (20,923,558)
Change in valuation allowance	178,951,592	28,081,409	18,406,747	20,923,558
Income tax expense	0	0	7,165,097	0
Domestic tax authority
Income Taxes [Line Items]
Current income tax expense	0		7,165,097	0
Deferred taxation	4,915,611	771,367	25,905,564	(5,772,005)
Change in valuation allowance	(4,915,611)	(771,367)	(25,905,564)	5,772,005
Foreign tax authority
Income Taxes [Line Items]
Current income tax expense	0		0	0
Deferred taxation	(183,867,203)	(28,852,776)	(44,312,311)	(15,151,553)
Change in valuation allowance	¥ 183,867,203	$ 28,852,776	¥ 44,312,311	¥ 15,151,553